Schedule of Assets - Schedule of Assets (Held at End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	22-2491488
Employee Benefit Plan, Plan Number	002
Plan participant loans	$ 1,085,083
Total investments	$ 122,233,637
Employee benefit plan, asset held for investment, participant loan, maturity year	2030
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	9.50%
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	4.25%
Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, investment, Current Value	$ 117,795,801
Investment, Identifier [Axis]: Fidelity, Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity 500 Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 17,774,422
Investment, Identifier [Axis]: Fidelity, Fidelity Freedom Blend 2010 K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Blend 2010 K [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 580,753
Investment, Identifier [Axis]: Fidelity, Fidelity Freedom Blend 2015 K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Blend 2015 K [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 1,039,279
Investment, Identifier [Axis]: Fidelity, Fidelity Freedom Blend 2020 K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Blend 2020 K [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 5,695,098
Investment, Identifier [Axis]: Fidelity, Fidelity Freedom Blend 2025 K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Blend 2025 K [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 7,126,153
Investment, Identifier [Axis]: Fidelity, Fidelity Freedom Blend 2030 K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Blend 2030 K [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 12,904,435
Investment, Identifier [Axis]: Fidelity, Fidelity Freedom Blend 2035 K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Blend 2035 K [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 7,206,491
Investment, Identifier [Axis]: Fidelity, Fidelity Freedom Blend 2040 K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Blend 2040 K [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 6,782,698
Investment, Identifier [Axis]: Fidelity, Fidelity Freedom Blend 2045 K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Blend 2045 K [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 5,042,061
Investment, Identifier [Axis]: Fidelity, Fidelity Freedom Blend 2050 K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Blend 2050 K [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 4,544,168
Investment, Identifier [Axis]: Fidelity, Fidelity Freedom Blend 2055 K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Blend 2055 K [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 3,734,649
Investment, Identifier [Axis]: Fidelity, Fidelity Freedom Blend 2060 K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Blend 2060 K [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 1,892,118
Investment, Identifier [Axis]: Fidelity, Fidelity Freedom Blend 2065 K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Blend 2065 K [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 2,239,964
Investment, Identifier [Axis]: Fidelity, Fidelity Freedom Blend 2070 K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Blend 2070 K [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 18,884
Investment, Identifier [Axis]: Fidelity, Fidelity Freedom Blend Income K
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Freedom Blend Income K [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 127,925
Investment, Identifier [Axis]: Fidelity, Fidelity Government Money Market K6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Government Money Market K6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 6,737,029
Investment, Identifier [Axis]: Fidelity, Fidelity Mid-Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Mid-Cap Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 2,510,640
Investment, Identifier [Axis]: Fidelity, Fidelity Total Bond K6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Total Bond K6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 692,450
Investment, Identifier [Axis]: Gabelli, Gabelli Small-Cap Growth
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Gabelli Small Cap Growth [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 832,698
Investment, Identifier [Axis]: JP Morgan, JP Morgan Large-Cap Growth R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan Large Cap Growth R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 8,990,815
Investment, Identifier [Axis]: JP Morgan, JP Morgan Mid-Cap Growth R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan Mid Cap Growth R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 1,274,430
Investment, Identifier [Axis]: Janus Henderson, Janus Henderson Balanced Fund N
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Janus Henderson Balanced Fund N [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 713,931
Investment, Identifier [Axis]: Massachusetts Investors, MFS International Diversification R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS International Diversification R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 973,551
Investment, Identifier [Axis]: Peapack-Gladstone Financial Corporation, Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap:CommonStockMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock [Member]
Employee benefit plan, investment, Current Value	$ 3,502,803
Investment, Identifier [Axis]: Pimco, Pimco Income Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Pimco Income Fund Institutional [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 925,289
Investment, Identifier [Axis]: Prudential Retirement Insurance and Annuity Company, Guaranteed Income Fund Agreement No: GA-39867
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Guaranteed Income Fund Agreement No: GA-39867 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanTraditionalGuaranteedInvestmentContractMember
Employee benefit plan, investment, Current Value	$ 3,352,753
Investment, Identifier [Axis]: Putnam, Putnam Large-Cap Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Putnam Large Cap Value R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 3,047,495
Investment, Identifier [Axis]: Vanguard, Vanguard FTSE Social Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard FTSE Social Index Admiral [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 858,723
Investment, Identifier [Axis]: Vanguard, Vanguard FTSE World Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard FTSE World Index Admiral [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 3,181,173
Investment, Identifier [Axis]: Vanguard, Vanguard Intermediate Term
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Intermediate Term [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 2,677,405
Investment, Identifier [Axis]: Vanguard, Vanguard Short-Term Bond Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Short Term Bond Index Admiral [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 793,498
Investment, Identifier [Axis]: Vanguard, Vanguard Small-Cap Index Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Small Cap Index Admiral [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 3,034,652
Investment, Identifier [Axis]: Victory Sycamore, Victory Sycamore Established Value R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Investment, Issuer Name [Extensible Enumeration]	Victory Sycamore Established Value R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
Employee benefit plan, investment, Current Value	$ 340,121